FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Concentration Risk [Line Items]
Write-offs of unbilled receivables	$ 0	$ 66,265	$ 324,536
Irrevocable letter of credit	$ 230,000	$ 230,000
Tenant One [Member] | Rental income [Member]
Concentration Risk [Line Items]
Concentration risk	18.21%
Tenant One [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk	15.76%
Tenant One [Member] | Unbilled receivables [Member]
Concentration Risk [Line Items]
Concentration risk	30.44%
Tenant Two [Member] | Rental income [Member]
Concentration Risk [Line Items]
Concentration risk	14.91%
Tenant Two [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk	22.71%
Tenant Two [Member] | Unbilled receivables [Member]
Concentration Risk [Line Items]
Concentration risk	19.54%
Tenant Three [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk	13.69%
Tenant Three [Member] | Unbilled receivables [Member]
Concentration Risk [Line Items]
Concentration risk	12.25%